ORGANIZATION AND NATURE OF OPERATIONS (Details)			6 Months Ended
	Feb. 12, 2024 shares	May 20, 2019 shareholder	Apr. 30, 2024 subsidiary	Feb. 29, 2024 shares
ORGANIZATION AND NATURE OF OPERATIONS
Number of majority shareholders | shareholder		2
Controlled entities incorporated (as a percent)		100.00%
Peak Consulting Services Limited
ORGANIZATION AND NATURE OF OPERATIONS
Number of ordinary shares acquired	600,000			600,000
Percentage of issued and outstanding ordinary shares acquired	100.00%			100.00%
Consideration in shares	694,445
TRX, ZJ
ORGANIZATION AND NATURE OF OPERATIONS
Number of subsidiaries formed | subsidiary			3